INCOME TAXES - Reconciliation of effective rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Net income (loss) before tax	$ (42,202)	$ 4,125
Canadian statutory income tax rate	27.00%	27.00%
Anticipated income tax at statutory rate	$ (11,395)	$ 1,115
Permanent differences	3,941	(2,084)
Differences between Canadian and foreign tax rates	(4,055)	3,144
Change in estimate	951	1,668
Impact of foreign exchange on local currencies	754	2,739
Change in deferred tax assets not recognized	10,275	(2,451)
Other items	(432)	(340)
Income tax expense	$ 39	$ 3,791
Effective tax rate	0.00%	92.00%